Other disclosures - Risk Management and Principal Risks - Derivative assets (audited) (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	[1]	£ 329,502	£ 343,887
Counterparty netting		175,998	172,001
Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		1,414,036	1,410,915
Counterparty netting		183,634	179,551
Cash collateral held		36,261	36,034
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		229,236	222,538
Counterparty netting		175,998	172,001
Net exposure		53,238	50,537
Cash collateral held		33,411	31,402
Net exposure less collateral		19,827	19,135
Derivatives [member] | Foreign exchange derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		56,606	64,188
Counterparty netting		44,284	50,189
Net exposure		12,322	13,999
Derivatives [member] | Interest rate derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		142,468	125,272
Counterparty netting		106,589	95,572
Net exposure		35,879	29,700
Derivatives [member] | Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		8,215	10,755
Counterparty netting		6,589	8,450
Net exposure		1,626	2,305
Derivatives [member] | Equity and stock index derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		20,806	20,882
Counterparty netting		17,517	16,653
Net exposure		3,289	4,229
Derivatives [member] | Commodity derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		1,141	1,441
Counterparty netting		1,019	1,137
Net exposure		£ 122	£ 304

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’